Member's Interest (Schedule Of Stock Options Outstanding) (Detail) - Dec. 31, 2014 - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Total
iHM [Member]
Outstanding, Options	2,509
Granted	0
Exercised	0
Forfeited	(125)
Expired	(83)
Outstanding, Options	2,301
Exercisable	1,480
Expected to vest	797
Outstanding, Price	$ 33.11
Granted	0
Exercised	0
Forfeited	36.00
Expired	36.00
Outstanding, Price	32.85
Exercisable	31.95
Expected to vest	$ 35.20
Outstanding, Weighted Average Remaining Contractual Term	4 years 3 months 18 days
Exercisable	4 years
Expected to vest	4 years 8 months 12 days
CCOH [Member]
Outstanding, Options	6,909
Granted	627
Exercised	(459)
Forfeited	(628)
Expired	(424)
Outstanding, Options	6,025
Exercisable	4,471
Expected to vest	1,487
Outstanding, Price	$ 9.60
Granted	8.64
Exercised	5.23
Forfeited	8.11
Expired	10.58
Outstanding, Price	9.92
Exercisable	10.56
Expected to vest	$ 8.08
Outstanding, Weighted Average Remaining Contractual Term	5 years 1 month 6 days
Outstanding, Aggregate intrinsic value	$ 13,956
Exercisable	4 years 1 month 6 days
Exercisable, Aggreate intrinsic value	$ 10,065
Expected to vest	7 years 9 months 18 days
Expected to vest, Aggreate intrinsic value	$ 3,729